Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 26,620	$ 28,166	$ 23,201
Increase related to acquired tax positions	0	0	778
Increase related to prior year tax positions	0	1,151	1,482
Decrease related to prior year tax positions	(3,050)	(2,483)	(315)
Increase related to current year tax positions	4,765	1,104	3,063
Settlements	(2,523)	(837)	0
Lapse of statute of limitations	(2,092)	(481)	(43)
Unrecognized tax benefits at end of year	$ 23,720	$ 26,620	$ 28,166